TRADE RECEIVABLES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade receivables	R$ 6,960.4	R$ 6,871.9
Bad debt provision	(837.0)	(839.9)
Trade receivables, net	6,123.4	6,032.0
Related parties	228.2	237.9
Total current trade receivables	R$ 6,351.6	R$ 6,269.9